RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 15. RELATED PARTY TRANSACTIONS

Transactions with Managing Member of Nobility Healthcare

The Company accrued reimbursable expenses payable to Nobility, LLC totalling $294,715 and $404,483 as of September 30, 2024 and $265,241 as of December 31, 2023 and management fees in accordance with the operating agreement of $6,877 as of September 30, 2024 and $36,502 as of December 31, 2023. The Company recorded management fees of $29,280 and $20,062 for the nine months ended September 30, 2024 and 2023.

Transactions with Related Party of TicketSmarter

On September 22, 2023, a trust, the beneficiaries of which are TicketSmarter’s Chief Executive Officer and his spouse, made a loan in the amount of $2,325,000 to TicketSmarter to support TicketSmarter’s operations. On October 2, 2023 an additional $375,000 was advanced to Ticketsmarter. The transaction was recorded as a related party note payable (the “TicketSmarter Related Party Note”). The TicketSmarter Related Party Note bears interest of 13.25% per annum with repayment beginning January 2, 2024. As of September 30, 2024, the entire TicketSmarter Related Party note is $2,700,000, is classified as current, with an accrued interest balance of $384,545. The use of proceeds of the TicketSmarter Related Party Note was to resolve numerous outstanding payables at a discounted rate, the discount received to resolve such outstanding payables is recognized as a gain on extinguishment of liabilities on the statement of operations. Additionally, these negotiations relieved TicketSmarter of numerous future obligations following fiscal year 2023.

Company Related Party Note

On August 22, 2024, Digital Ally’s Chief Executive Officer, made a loan in the amount of $100,000 to the Company to support its operations. The transaction was recorded as a related party note payable (the “Company Related Party Note”). The Company Related Party Note bears interest at the prime Rate (8.00% as of September 30, 2024) per annum with repayment due on demand. As of September 30, 2024, the entire Company Related Party note of $100,000, is classified as current, with an accrued interest balance of $854.

NOTE 19. RELATED PARTY TRANSACTIONS

Transactions with Managing Member of Nobility Healthcare

On January 27, 2022, the board of directors appointed Christian J. Hoffmann, III as a member of the Board, effective immediately. Mr. Hoffmann is a principal owner and manager of Nobility, LLC which is currently the managing member of our consolidated subsidiary Nobility Healthcare, LLC.

The Company has advanced a total of $158,384 in the form of a working capital loan to Nobility, LLC in order to fund capital expenditures necessary for the initial growth of the joint venture during 2022. The outstanding balance of the working capital loan was $-0- as of December 31, 2023. The Company paid distributions to the noncontrolling in consolidated subsidiary totaling $-0- and $15,692, for the years ended December 31, 2023 and 2022, respectively.

The Company also accrued reimbursable expenses payable to Nobility, LLC totaling $619,301 and $265,241 for the years ended December 31, 2023 and 2022 and management fees in accordance with the operating agreement of $49,014 and $36,502 for the years ended December 31, 2023 and 2022.

On August 1, 2022, Mr. Hoffmann resigned as a member of the Board, effective immediately. He remains as a principal owner and manager of Nobility, LLC.

Transactions with Related Party of TicketSmarter

On September 22, 2023, a trust, the beneficiaries of which are TicketSmarter’s Chief Executive Officer and his spouse, contributed cash in the amount of $2,325,000 to TicketSmarter to support TicketSmarter’s operations. On October 2, 2023 an additional $375,000 was contributed to Ticketsmarter. The transaction was recorded as a related party note payable (the “TicketSmarter Related Party Note”). The TicketSmarter Related Party Note bears interest of 13.25% per annum with repayment beginning January 2, 2024. As of December 31, 2023, the entire TicketSmarter Related Party note is $2,700,000, is classified as current, with an accrued interest balance of $95,031. The use of proceeds of the TicketSmarter Related Party Note was to resolve numerous outstanding payables at a discounted rate, the discount received is recognized as a gain on extinguishment of liabilities on the statement of operations. Additionally, these negotiations relieved TicketSmarter of numerous future obligations following fiscal year 2023.